UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [    ]; Amendment Number:_____
      This Amendment (Check only one.):[    ] is a restatement.
                                       [    ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File No: 028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Christine M. Smyth
Title:      Development Director
Phone:      (414) 289-9080
Signature, Place, and Date of Signing:



/s/  Christine M. Smyth        Milwaukee, WI          5/7/03
-------------------------    -----------------      ----------
       (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            61

Form 13F Information Table Value Total:    $  165,189 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


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Marietta Investment Partners
FORM 13F
31-Mar-03

                                                                                                Voting Authority
                                                                                                --------------------
                                Title of             Value   Shares/  Sh/ Put/ Invstmt   Otr
Name of Issuer                    class     CUSIP   (x$1000) Prn Amt  Prn Call Dscrtn   Mgrs     Sole    Shrd   None
------------------------------  --------- --------- -------- -------- --- ---- ------- ------  -------- ------ -------
3M CO.                          COM       88579Y101      236    1,812 SH       Sole               1,812
ABBOTT LABS                     COM       002824100    1,516   40,300 SH       Sole              40,300
AIR PRODS & CHEMS INC.          COM       009158106      827   19,954 SH       Sole              19,954
AMERICAN INTL GROUP             COM       026874107    8,187  165,571 SH       Sole             165,571
AMGEN INC.                      COM       031162100    6,342  110,208 SH       Sole             110,208
ANADARKO PETE CORP.             COM       032511107      273    6,000 SH       Sole               6,000
ANHEUSER BUSCH COS INC.         COM       035229103      598   12,833 SH       Sole              12,833
APACHE CORP.                    COM       037411105    3,099   50,198 SH       Sole              50,198
AUTOMATIC DATA PROCESS          COM       053015103    3,293  106,954 SH       Sole             106,954
BERKSHIRE HATHAWAY INC CL A     COM       084670108    1,212       19 SH       Sole                  19
BP PLC                          COM       055622104      268    6,946 SH       Sole               6,946
BRIGGS & STRATTON CORP.         COM       109043109      282    7,260 SH       Sole               7,260
BRISTOL MYERS SQUIBB            COM       110122108      283   13,370 SH       Sole              13,370
CARDINAL HEALTH INC.            COM       14149Y108    1,597   28,028 SH       Sole              28,028
CHEVRONTEXACO CORP.             COM       166764100      243    3,760 SH       Sole               3,760
CISCO SYS INC.                  COM       17275R102    1,567  120,697 SH       Sole             120,697
CITIGROUP INC.                  COM       172967101    3,629  105,332 SH       Sole             105,332
COACH INC.                      COM       189754104      260    6,786 SH       Sole               6,786
COCA COLA CO.                   COM       191216100      375    9,275 SH       Sole               9,275
DELL COMPUTER CORP.             COM       247025109      457   16,740 SH       Sole              16,740
EMERSON ELEC CO.                COM       291011104    3,316   73,120 SH       Sole              73,120
EXPRESS SCRIPTS INC. CL A       COM       302182100      239    4,299 SH       Sole               4,299
EXXON MOBIL CORP.               COM       30231G102    2,106   60,271 SH       Sole              60,271
FASTENAL CO.                    COM       311900104      465   16,500 SH       Sole              16,500
FEDERAL NATL MTG ASSN.          COM       313586109    1,373   21,012 SH       Sole              21,012
FIFTH THIRD BANCORP             COM       316773100    2,541   50,592 SH       Sole              50,592
FISERV INC.                     COM       337738108    8,031  255,113 SH       Sole             255,113
GALLAGHER ARTHUR J & CO.        COM       363576109    2,085   84,945 SH       Sole              84,945
GENERAL ELEC CO.                COM       369604103    8,755  343,348 SH       Sole             343,348
ILLINOIS TOOL WKS INC.          COM       452308109      701   12,050 SH       Sole              12,050
INTEL CORP.                     COM       458140100    3,944  242,234 SH       Sole             242,234
INTERNATIONAL BUS MACH          COM       459200101    3,149   40,149 SH       Sole              40,149
JOHNSON & JOHNSON               COM       478160104    7,284  125,875 SH       Sole             125,875
KIMBERLY CLARK CORP.            COM       494368103      992   21,814 SH       Sole              21,814
KOHLS CORP.                     COM       500255104    6,141  108,532 SH       Sole             108,532
LOWES COS INC.                  COM       548661107    4,459  109,244 SH       Sole             109,244
MARSHALL & ILSLEY CORP.         COM       571834100      892   34,915 SH       Sole              34,915
MBNA CORP.                      COM       55262L100    3,141  208,701 SH       Sole             208,701
MEDTRONIC INC.                  COM       585055106   11,095  245,892 SH       Sole             245,892
MERCK & CO INC.                 COM       589331107    3,073   56,097 SH       Sole              56,097
MICROSOFT CORP.                 COM       594918104    7,144  295,104 SH       Sole             295,104
MOLEX INC. CL A                 COM       608554200    4,162  226,178 SH       Sole             226,178
OMNICOM GROUP INC.              COM       681919106    2,148   39,649 SH       Sole              39,649
PAYCHEX INC.                    COM       704326107    1,860   67,694 SH       Sole              67,694
PFIZER INC.                     COM       717081103    6,560  210,527 SH       Sole             210,527
PROCTER & GAMBLE CO.            COM       742718109    3,950   44,361 SH       Sole              44,361
QUALCOMM INC.                   COM       747525103      242    6,734 SH       Sole               6,734
ROYAL DUTCH PETE CO. NY REG GLD COM       780257804    1,429   35,070 SH       Sole              35,070
SALOMON BROTHERS FD                       795477108      223   25,000 SH       Sole              25,000
SARA LEE CORP.                  COM       803111103      244   13,074 SH       Sole              13,074
SPDR TR UNIT SER 1                        78462F103      479    5,650 SH       Sole               5,650
STATE STR CORP.                 COM       857477103    5,348  169,068 SH       Sole             169,068
SYSCO CORP.                     COM       871829107    1,134   44,585 SH       Sole              44,585
TARGET CORP.                    COM       87612E106      509   17,400 SH       Sole              17,400
TEXAS INSTRS INC.               COM       882508104    2,875  175,617 SH       Sole             175,617
TRI CONTL CORP.                 COM       895436103      357   27,831 SH       Sole              27,831
US BANCORP DEL COM NEW          COM       902973304      771   40,599 SH       Sole              40,599
VERIZON COMMUNICATIONS          COM       92343V104    3,304   93,454 SH       Sole              93,454
WAL MART STORES INC.            COM       931142103    4,401   84,595 SH       Sole              84,595
WALGREEN CO.                    COM       931422109    4,806  163,019 SH       Sole             163,019
WELLS FARGO & CO. NEW           COM       949746101    4,917  109,292 SH       Sole             109,292
REPORT SUMMARY                   61                  165,189
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